Accruals and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Payable and Accrued Liabilities, Current [Abstract]
Summary of Accruals And Other Liabilities
Accruals and other liabilities consisted of the following:

	As of December 31,
	2022	2023

Payables for purchase of property, plant and equipment	1,624,432	1,723,130
Payables for R&D expenses	1,023,344	1,085,353
Employee compensation payables	729,806	939,023
Accrued expenses	417,396	598,423
Debt from a third party investor(Note 1 7 (i))	—	541,918
Deposits from third parties	386,412	501,197
Payables for marketing events	483,059	368,163
Tax payables	51,147	350,263
Accrued cost of purchase commitments (i)	—	285,519
Warranty provisions	216,260	219,988
Advance from customers	113,730	100,281
Refundable deposit from customers	26,806	61,717
Interest payables	39,082	44,526
Others	472,355	760,694

Total	5,583,829	7,580,195